Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Oct. 28, 2019
Document Effective Date	dei_DocumentEffectiveDate	Oct. 28, 2019
Prospectus Date	rr_ProspectusDate	Oct. 28, 2019
Strategy Shares Newfound/ReSolve Robust Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - STRATEGY SHARES NEWFOUND/RESOLVE ROBUST MOMENTUM ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to provide investment returns that correspond, before fees and expenses, to the performance of the Newfound/ReSolve Robust Equity Momentum Index.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this prospectus, the portfolio turnover rate for the last fiscal year is not available. In the future, the portfolio turnover rate for the most recent fiscal year will be provided here.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” (or indexing) investment approach designed to track the total return performance, before fees and expenses, of the Newfound/ReSolve Robust Equity Momentum Index (the “Index”). The Index is based on a proprietary methodology co-developed and co-owned by Newfound Research LLC and ReSolve Asset Management Inc. (the “Index Providers”). The Index is calculated and maintained by Solactive AG. The Fund will invest at least 80% of its assets in the component securities of the Index.

The Index uses a quantitative, rules-based methodology to provide exposure to broad U.S. equity, international equity, and emerging market equity indices, to the extent that such equity indices are exhibiting positive momentum relative to U.S. Treasury market indices. The Index generally consists of exchange traded funds (“ETFs”) that track regional equity indices, representative of U.S. equities, developed international equities and emerging market equities (“Regional Equity ETFs”), as well as ETFs that track U.S. Treasury market indices, representative of short-term (i.e., 1-2 year maturity) U.S. Treasury notes and intermediate-term (i.e., 7-10 year maturity) U.S. Treasury bonds (“U.S. Treasury ETFs”). The Regional Equity ETFs that may be included in the Index invest in the equity securities, including common stock and American Depository Receipts (“ADRs”), of companies of any market capitalization that are traded on foreign or U.S. exchanges. The Index typically includes between one and five ETFs. Because the Index is comprised of securities issued by other investment companies, the Fund operates as a “fund of funds.”

The allocations to Regional Equity ETFs within the Index are determined by proprietary quantitative models that include momentum and trend following factors that are evaluated over various time horizons. The weightings of Regional Equity ETFs within the Index are determined based on measures of the momentum of the global equity markets relative to the momentum of U.S. Treasury securities. Regional Equity ETFs with the strongest momentum characteristics that also exhibit positive trend following characteristics receive greater weights. The Fund may have 100% portfolio exposure to U.S. Regional Equity ETFs or developed international Regional Equity ETFs, and up to 25% portfolio exposure in emerging market Regional Equity ETFs.

The Index will include U.S. Treasury ETFs when Regional Equity ETFs exhibit negative momentum and trend following characteristics versus the U.S. Treasury markets. The Fund may have 100% portfolio exposure to U.S. Treasury ETFs under such circumstances.

The Index is rebalanced weekly and is reconstituted annually in December.

The Fund generally will use a replication methodology, meaning it will seek to invest in all of the ETFs comprising the Index in proportion to the weightings in the Index.  However, under various circumstances, the Fund may use a representative sampling strategy, whereby the Fund would invest in what it believes to be a representative sample of the component securities of the Index. To the extent the Fund uses a representative sampling strategy, it may not track the Index with the same degree of accuracy as would an investment vehicle replicating the entire Index.

The Fund will concentrate its investments in a particular industry or group of industries to the extent that the Index concentrates in an industry or group of industries. The Fund may engage in frequent trading of portfolio securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its assets in the component securities of the Index.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment. These risks affect the Fund directly as well as through the ETFs in which it invests.

ADR Risk. ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. Because unsponsored ADR arrangements are organized independently and without the cooperation of the issuer of the underlying securities, available information concerning the foreign issuer may not be as current as for sponsored ADRs and voting rights with respect to the deposited securities are not passed through.

ADR Currency Risk. To establish a value for the shares, the issuer establishes a “conversion rate” equal to one share of an ADR for a certain number of shares of the stock of a foreign company. This “conversion rate” establishes a universal monetary relationship between the value of the ADR and the local currency of the foreign company stock. Although an ADR is priced in the US dollar, in order to preserve the uniformity of the established “conversion rate,” movements in the exchange rate of the local currency versus the US dollar are automatically reflected in the price of the ADR in US dollars. Therefore, even if the price of the foreign security does not change on its market, if the exchange rate of the local currency relative to the US Dollar declines, the ADR price would decline by a similar measure.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Concentration Risk. The Fund will concentrate its investments in securities of a particular industry to the extent the Index does. Economic, legislative or regulatory developments may occur that significantly affect the industry. This may cause the Fund’s net asset value or market price to fluctuate more than that of the Fund that does not concentrate in a particular industry.

Currency Risk. If a Regional Equity ETF invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Regional Equity ETF’s investments in foreign currency-denominated securities may reduce the Fund’s returns.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

Emerging Market Risk. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid and the prices of such securities tend to be more volatile than the securities of issuers located in developed markets.

Equity Securities Risk. The price of equity securities will fluctuate based on actual or perceived changes in a company’s financial condition and on market and economic conditions. Investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

ETF Risk. Like a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF, and ETFs are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be halted under certain circumstances. Because the Fund may invest its assets in ETFs that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may bear higher expenses than the Fund that invests directly in individual securities.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, including economic sanctions, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. Investing in foreign securities includes trading related risks (e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers maybe less than in the U.S., and foreign securities may be subject to foreign governmental restrictions such as exchange controls). All of the risks of investing in foreign securities are typically increased by investing in emerging market countries. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Geographic Concentration Risk. The Fund may be particularly susceptible to economic, political, regulatory or other events or conditions affecting countries within the specific geographic regions in which the Regional Equity ETFs invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s net asset value may be more volatile than a more geographically diversified fund.

Index-Related Risk. There is no assurance that the Index will be determined, composed or calculated accurately. While the Index Providers provide descriptions of what the Index is designed to achieve, the Index Providers do not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the Index will be in line with the described index methodology. For example, during a period where the Index contains incorrect constituents, the Fund would have market exposure to such constituents and would be underexposed to the Index’s other constituents. As such, errors may result in a negative or positive performance impact to the Fund and its shareholders. Shareholders should understand that losses resulting from errors may be borne by the Fund and its shareholders.

Issuer Risk. The performance of the Fund depends on the performance of the issuers of the individual securities in which the Fund invests. Poor performance by any issuer may cause the value of its securities, and the value of the Fund’s Shares, to decline.

Large Capitalization Stock Risk. Investments in larger, more established companies are subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors potentially resulting in lower markets for their common stock. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations: The Fund has a limited history of operations as an ETF for investors to evaluate. If the Fund is unable to achieve an economic size, expenses will be higher than expected and the Fund might close, which could produce adverse tax consequences for shareholders.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that investment management strategy may not produce the intended results.

Market Risk: The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period of time. Overall market risks may also affect the value of the Fund. Factors such as economic growth and market conditions, interest rate levels and political events affect the securities markets.

Mid/Small-Cap Stock Risk. The value of smaller and medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Index carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually constructed based on data supplied by third parties, the success of the Index’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Passive Investment Risk. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. The Fund invests in securities included in, or representative of securities included in, the Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund, unless such defensive positions are also taken by the Index.

Sampling Risk. The sampling approach, if used, could result in its holding a smaller number of securities than are in the Index. As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV or market price than would be the case if the Fund held all of the securities in the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of imperfect correlation between the Fund’s holdings of portfolio securities and those in the Index, pricing differences, the Fund’s holding of cash, differences on timing of the accrual of dividends, changes to the Index or the need to meet various regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions.

Underlying Fund Risk: The ETFs in which the Fund invests, are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the ETFs and may be higher than other funds that invest directly in stocks and bonds. Each of the ETFs is subject to its own specific risks and are also subject to the following additional risks: (i) the ETF’s market price may be less than its net asset value; (ii) an active market for the ETF may not develop or be maintained; and (iii) market trading in the ETF may be illiquid or even halted under certain circumstances.

U.S. Government Obligations Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may not be backed by the full faith and credit of the U.S. government, which could affect the Fund’s ability to recover should they default. No assurance can be given that the U.S. government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund is a new fund, it has no performance history. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund is a new fund, it has no performance history. In the future, performance information will be presented in this section of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Strategy Shares Newfound/ReSolve Robust Momentum ETF | Strategy Shares Newfound/ReSolve Robust Momentum ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROMO
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.78%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.39%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.87%	[1],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 389

[1]	Estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	The Fund's investment advisor, Rational Advisors, Inc., has contractually agreed to waive all or a portion of its management fee and/or reimburse certain operating expenses of the Fund to the extent necessary in order to limit the Total Annual Fund Operating Expenses (exclusive of (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, (vi) expense incurred in connection with the Funds' compliance with the liquidity requirements of Rule 22e-4 under the Investment Company Act of 1940 and the Investment Company Reporting Modernization Rules; and (vii) non-routine or extraordinary expenses (such as litigation or reorganizational costs) to not more than 0.75% of the Fund's daily net assets through August 31, 2021. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of the recapture.